CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 313	$ (249)	$ 248
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on cash flow hedges	89	(91)	120
Changes in retirement plans’ funded status	86	(89)	158
Foreign currency translation	(401)	319	(359)
Share of other comprehensive income (loss) of entities using the equity method	32	(40)	(47)
Other comprehensive income (loss), net of tax	(194)	99	(128)
Comprehensive income (loss)	119	(150)	120
Less: Comprehensive income (loss) attributable to noncontrolling interests	16	6	(7)
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ 103	$ (156)	$ 127